RESTORATION PROVISION	12 Months Ended
Dec. 31, 2018
RESTORATION PROVISION.
RESTORATION PROVISION

NOTE 26 — RESTORATION PROVISION

The restoration provision represents the Company’s best estimate of the present value of restoration costs relating to its oil and natural gas interests, which are expected to be incurred through 2049. Assumptions, based on the current economic environment, have been made which management believes are a reasonable basis upon which to estimate the future liability. The estimate of future removal costs requires management to make significant judgments regarding removal date or well lives, the extent of restoration activities required, discount and inflation rates. These estimates are reviewed regularly to take into account any material changes to the assumptions. However, actual restoration costs will reflect market conditions at the relevant time. Furthermore, the timing of restoration is likely to depend on when the fields cease to produce at economically viable rates. This in turn will depend on future oil and natural gas prices, which are inherently uncertain.

	2018	2017
As at 31 December	US$’000	US$’000
Balance at beginning of period	7,567	7,072
New provisions	1,951	938
Changes in estimates	(638)	663
Disposals and settlements	(139)	(256)
New provisions assumed from acquisition	7,435	—
Unwinding of discount	368	214
Reclassification to liabilities related to assets held for sale	—	(1,064)
Balance at end of period	16,544	7,567